PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Subtotal	$ 16,963,086	$ 3,695,710
Construction in progress	0	9,118,725
Less: accumulated depreciation	(2,374,824)	(1,628,422)
Property, plant and equipment, net	14,588,262	11,186,013
Buildings
Property, Plant and Equipment [Line Items]
Subtotal	11,656,259	122,103
Machinery equipment
Property, Plant and Equipment [Line Items]
Subtotal	4,385,129	3,419,519
Transportation equipment
Property, Plant and Equipment [Line Items]
Subtotal	567,757	64,633
Office equipment
Property, Plant and Equipment [Line Items]
Subtotal	18,963	89,455
Leasehold improvements
Property, Plant and Equipment [Line Items]
Subtotal	$ 334,978	$ 0